Subordinated liabilities	12 Months Ended
Dec. 31, 2023
Subordinated liabilities
Subordinated liabilities

20 Subordinated liabilities

Subordinated liabilities are debt securities that, in the event of winding up or bankruptcy, rank below other liabilities for interest payments and repayment.

For accounting policy information refer to Accounting policies 3.8 and 3.10.

	2023	2022
	£m	£m
Dated loan capital	5,573	5,968
Undated loan capital	22	173
Preference shares	119	119
	5,714	6,260

Certain preference shares issued by the company are classified as liabilities; these securities remain subject to the capital maintenance rules of the Companies Act 2006.

		First call	Maturity	Capital	2023	2022
Dated loan capital		date	date	treatment	£m	£m
NatWest Group plc
$2,250 million	5.125% notes	—	May-24	Tier 2	418	706
$2,000 million	6.000% notes	—	Dec-23	Tier 2	—	536
£1,000 million	3.622% notes	May-25	Aug-30	Tier 2	985	964
£1,000 million	2.105% notes	Aug-26	Nov-31	Tier 2	1,000	1,001
$1,000 million	6.100% notes	—	Jun-23	Tier 2	—	126
$850 million	3.032% notes	Aug-30	Nov-35	Tier 2	541	555
€750 million	1.043% notes	Jun-27	Sep-32	Tier 2	652	665
$750 million	3.754% notes	Nov-24	Nov-29	Tier 2	592	626
€700 million	5.763% notes	Nov-28	Feb-34	Tier 2	636
£650 million	7.416% notes	Mar-28	Jun-33	Tier 2	657	641
					5,481	5,820

Other subsidiaries
€170 million	Floating rate notes	—	Feb-41	Not applicable	237	223
$150 million	7.125% notes	—	Oct-93	Not applicable	17	18
€145.6 million	Floating rate notes	—	Apr-23	Tier 2	—	122
$136 million	7.750% notes	—	May-23	Not applicable	—	83
					5,735	6,266
Fair value hedging					(162)	(298)
					5,573	5,968

Undated loan capital

Other subsidiaries
£35 million	11.500% notes	Dec-22	—	Not applicable	—	72
£31 million	7.380% notes	—	—	Not applicable	1	2
€31 million	11.375% notes	—	—	Tier 2	—	48
£16 million	5.630% notes	Sep-26	—	Not applicable	18	18
£11 million	11.750% notes	—	—	Tier 2	—	25
£4.9 million	2.500% fixed notes	—	—	Not applicable	3	6
£1.1 million	SONIA + 2.827% notes	—	—	Tier 2	—	2
					22	173

Preference shares
Other subsidiaries
£140 million	Non-cumulative preference shares of £1	—	—	Not applicable	119	119
					119	119

Total					5,714	6,260

(1)	Notes redeemed before call date as tax and regulatory benefits discontinued. .